Segment And Geographic Information (Major Components Of Income (Loss) Before Income Taxes In "Other") (Details) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended			3 Months Ended						6 Months Ended						3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 Other (Inc. Elimination) [Member] USD ($)		Sep. 30, 2011 Other (Inc. Elimination) [Member] JPY (¥)		Sep. 30, 2010 Other (Inc. Elimination) [Member] JPY (¥)		Sep. 30, 2011 Other (Inc. Elimination) [Member] USD ($)		Sep. 30, 2011 Other (Inc. Elimination) [Member] JPY (¥)		Sep. 30, 2010 Other (Inc. Elimination) [Member] JPY (¥)		Sep. 30, 2011 Corporate Items [Member] USD ($)	Sep. 30, 2011 Corporate Items [Member] JPY (¥)	Sep. 30, 2010 Corporate Items [Member] JPY (¥)	Sep. 30, 2011 Corporate Items [Member] USD ($)		Sep. 30, 2011 Corporate Items [Member] JPY (¥)		Sep. 30, 2010 Corporate Items [Member] JPY (¥)
Net gain (loss) on trading related to economic hedging transactions							$ 55		¥ 4,221		¥ (6,019)		$ 35		¥ 2,716		¥ (791)
Realized gain (loss) on investments in equity securities held for operating purposes							(2)		(183)		(713)		6		498		(463)
Equity in earnings (loss) of affiliates	24	1,833	887	28	2,100	1,595	26		1,970		1,993		71		5,445		2,356
Other							231	[1]	17,815	[1]	(8,791)	[1]	304	[1]	23,414	[1]	4,323	[1]	(110)	(8,442)	5,512	57	[2]	4,341	[2]	3,026	[2]
Total	$ (548)	¥ (42,271)	¥ 26,570	$ (86)	¥ (6,635)	¥ 43,633	$ 200		¥ 15,381		¥ (8,018)		$ 473		¥ 36,414		¥ 8,451

[1]	Includes the impact of Nomura's own creditworthiness in certain financial liabilities for which the fair value option has been elected in accordance with ASC 825, and the impact of its own creditworthiness on derivative liabilities.
[2]	Includes the gain due to the business combination with NLB in Corporate items for the six months ended September 30, 2011.